Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities of Discontinued Operations

As previously described, assets and liabilities of discontinued operations are presented separately in the Consolidated Balance Sheets for all periods presented. The following table presents a reconciliation of the carrying amounts of the major classes of assets and liabilities of discontinued operations to the total assets and liabilities of discontinued operations as presented on the Company’s Consolidated Balance Sheets:

	November 30, 2025	December 31, 2024

Assets of discontinued operations:
Current assets:
Cash	$12,283	11,980
Accounts receivables	135,822	132,473
Accounts receivables – related parties	8,505,323	8,295,591
Advances to vendors	43,801	42,721
Advances to vendors and other receivable- related parties	238,810	232,922
Inventories, net	743,115	724,791
Other current assets	500,822	486,513
Total current assets held for sale	$10,179,976	9,926,991
Noncurrent assets:
Plant and equipment, net	9,494,729	9,864,914
Intangible assets, net	1,911,948	1,902,930
Total assets of discontinued operations on Consolidated Balance Sheets	$21,586,653	21,692,835

Liabilities of discontinued operations:
Current liabilities:
Borrowings	$4,886,989	4,766,482
Borrowings– related parties	183,318	178,797
Accounts payables	7,560,998	7,374,250
Accounts payables – related parties	7,369,491	7,187,767
Other payables - related parties	816,226	746,309
Advances from customers	352,975	344,271
Other current liabilities	821,359	560,683
Total current liabilities	21,991,356	21,158,559
Total assets of discontinued operations on Consolidated Balance Sheets	$21,991,356	21,158,559

Schedule of Consolidated Statements of Gain (Loss)

The following table provides details about the major classes of line items constituting “Gain (Loss) from discontinued operations” as presented on the Company’s Consolidated Statements of Gain (Loss):

	For the years ended December 31
	2025	2024

Sales	$-	$5,245
Sales-related party	-	6,924,461
Total		6,929,706

Cost of sales-production	-	6,922,148
Cost of OEM	-	22,776
Loss on factory relocation	-	359,015
Loss on idle capacity	586,401	365,310
Total cost of sales	586,401	7,669,249
Gross (loss) profit	(586,401)	(739,543)

Operating Expenses
Selling expenses		20,426
General & administrative expenses	89,721	504,502
Total operation expenses	89,721	524,928
(Loss) income from operation	(676,122)	(1,264,471)

Other income (expenses):
Interest expenses	(265,586)	(356,438)
Other income (expenses)	-	(55,399)
Gain on forgiveness of accounts payable	2,165,629
Total other (expenses) income, net	1,900,043	(411,837)

Gain (loss) from discontinued operations before income taxes	$1,223,921	(1,676,308)
Gain on disposal, net	3,578,076
Income tax expenses		(8,609)
Gain (loss) from discontinued operations, net of income taxes	$4,801,998	(1,667,699)

Schedule of Cash Flow From Discontinued Operations

	For the years ended December 31
	2025	2024

Cash flow of discontinued operations
Net cash provided by operating activities	$-	$(100,781)
Net cash provided by investing activities	-	(1,947,584)
Cash flow provided by discontinued operations	-	(2,048,365)